SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2024

Description	Par Value	Fair Value
ASSET-BACKED SECURITIES — 101.4%
BERMUDA — 0.1%
Trinitas CLO XXII, Ser 2023-22A, Cl C 9.125%, TSFR3M + 3.800% 07/20/36 (A)(B)	$1,500,000	$1,503,546

CAYMAN ISLANDS — 87.3%
Apex Credit CLO, Ser 2018-2A, Cl E 12.116%, TSFR3M + 6.792% 10/20/31 (A)(B)	14,300,000	12,752,568
Apex Credit CLO, Ser 2018-2A, Cl F 14.566%, TSFR3M + 9.242% 10/20/31 (A)(B)	7,600,000	5,871,958
Apex Credit CLO, Ser 2021-1A, Cl E 12.820%, 07/18/34	2,000,000	1,849,544
Apex Credit CLO, Ser 2024-1A, Cl B1 7.722%, TSFR3M + 2.400% 04/20/36 (A)(B)	2,500,000	2,496,795
Apidos CLO XXXVIII, Ser 2021-38A, Cl E2 13.336%, TSFR3M + 8.012% 01/21/34 (A)(B)	3,400,000	3,367,384
Ares XXXIV CLO, Ser 2020-2A, Cl FR 14.178%, TSFR3M + 8.862% 04/17/33 (A)(B)	11,250,000	9,738,461
Ares XXXIX CLO, Ser 2016-39A, Cl SUB 04/18/31 (A)(B)(C)	27,860,000	10,029,600
Atlas Senior Loan Fund VII, Ser 2018-7A, Cl CR 8.092%, TSFR3M + 2.762% 11/27/31 (A)(B)	4,000,000	4,012,736
Atlas Senior Loan Fund XXI, Ser 2023-21A, Cl C 9.525%, TSFR3M + 4.200% 07/20/35 (A)(B)	1,200,000	1,200,880
Atlas Senior Loan Fund XXII, Ser 2023-22A, Cl C 8.925%, TSFR3M + 3.600% 01/20/36 (A)(B)	3,000,000	3,018,153
Barings Middle Market CLO, Ser 2023-IIA, Cl B 9.483%, TSFR3M + 4.150% 01/20/32 (A)(B)	4,500,000	4,483,831
Battalion CLO VII, Ser 2014-7A, Cl SUB 07/17/28 (A)(B)(C)	12,746,000	1,275
Battalion CLO VIII, Ser 2015-8A, Cl SUB 07/18/30 (A)(B)(C)	23,307,000	6,281,237
Battalion CLO X, Ser 2016-10A, Cl SUB 01/25/35 (A)(B)(C)	25,270,000	16,425,500
Battalion CLO X, Ser 2021-10A, Cl CR2 9.035%, TSFR3M + 3.712% 01/25/35 (A)(B)	1,725,000	1,615,019
Battalion CLO XI, Ser 2017-11A, Cl SUB 04/24/34 (A)(B)(C)	38,324,300	18,395,664
Battalion CLO XII, Ser 2018-12A, Cl A1 6.651%, TSFR3M + 1.332% 05/17/31 (A)(B)	7,066,443	7,066,273
Battalion CLO XII, Ser 2018-12A, Cl SUB 05/17/31 (A)(B)(C)	46,533,517	14,192,723
Battalion CLO XIV, Ser 2019-14A, Cl SUB 04/20/32 (C)(D)	47,870,000	29,918,750
Battalion CLO XVI, Ser 2019-16A, Cl SUB 12/19/32 (A)(B)(C)	17,100,000	8,721,000
Battalion CLO XX, Ser 2021-20A 07/15/34 (C)(D)	22,303,000	12,712,710
Battalion CLO XXIV, Ser 2022-24A, Cl E 13.559%, TSFR3M + 8.230% 01/14/34 (A)(B)	10,475,000	10,397,600
Battalion CLO XXIV, Ser 2022-24A, Cl SUB 01/14/34 (A)(B)(C)	27,975,000	17,904,000
Benefit Street Partners CLO (C)(D)	38,967,726	32,732,890
Benefit Street Partners CLO, Ser 2015-VIB, Cl E 12.939%, 07/20/34	5,000,000	4,964,765
Benefit Street Partners CLO, Ser 2018-5BA, Cl SUB 04/20/31 (C)(D)	48,697,143	18,115,337
Benefit Street Partners CLO II, Ser 2013-IIA, Cl SUB 07/15/29 (B)(C)(D)	23,450,000	2,321,550
Benefit Street Partners CLO II, Ser 2013-III, Cl SUB 07/15/29 (C)(D)	10,450,000	1,034,550

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2024

Description	Par Value	Fair Value
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB 07/20/29 (B)(C)(D)	$21,904,000	$1,675,656
Benefit Street Partners CLO IV 07/20/26 (B)(C)(D)	47,166,000	23,583,000
Benefit Street Partners CLO IV, Ser 2024-IVA, Cl ER4 12.471%, TSFR3M + 7.150% 04/20/34 (A)(B)	17,500,000	17,448,392
Benefit Street Partners CLO IX 07/20/25 (B)(C)(D)	22,625,000	8,371,250
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB 10/18/29 (B)(C)(D)	68,733,000	31,610,307
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB 07/18/27 (C)(D)	36,750,000	143,325
Benefit Street Partners CLO VIII, Ser 2015-8A, Cl SUB 01/20/31 (C)(D)	36,680,000	8,561,112
Benefit Street Partners CLO X, Ser 2016-10A, Cl DRR 12.329%, 04/20/34	3,250,000	3,225,869
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB 04/20/34 (B)(C)(D)	43,330,000	26,591,621
Benefit Street Partners Clo XII, Ser 2017-12A, Cl C 8.640%, TSFR3M + 3.312% 10/15/30 (A)(B)	1,800,000	1,786,864
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB 10/15/30 (B)(C)(D)	40,364,000	10,898,280
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB 04/20/31 (B)(C)(D)	37,334,000	15,586,945
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB 10/15/34 (B)(C)(D)	43,816,000	29,054,390
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB 07/15/34 (B)(C)(D)	32,470,000	26,938,541
Benefit Street Partners CLO XXIII, Ser 2021-23A, Cl SUB 04/25/34 (C)(D)	24,000,000	16,879,464
Benefit Street Partners CLO XXV, Ser 2021-25A, Cl SUB 01/15/35 (B)(C)(D)	24,594,750	18,937,958
Benefit Street Partners CLO XXVII, Ser 2022-27A, Cl F 15.758%, TSFR3M + 10.440% 07/20/35 (A)(B)	475,000	468,771
Benefit Street Partners CLO XXVII, Ser 2022-27A, Cl SUB 07/20/35 (B)(C)(D)	18,400,000	18,216,000
Benefit Street Partners CLO XXX, Ser 2023-30A, Cl E 13.724%, TSFR3M + 8.400% 04/25/36 (A)(B)	6,500,000	6,505,440
Brigade Debt Funding I, Ser 2018-1A, Cl SUB 04/25/36 (C)(D)	55,000,000	32,505,000
Brigade Debt Funding II, Ser 2018-2A, Cl SUB 10/25/35 (B)(C)(D)	22,156,000	13,293,600
Cathedral Lake CLO, Ser 2014-1A, Cl SUB 10/15/29 (B)(C)(D)	18,200,000	546,000
Cathedral Lake CLO, Ser 2017-1A, Cl CR 9.090%, TSFR3M + 3.762% 10/15/29 (A)(B)	5,000,000	4,975,000
Cathedral Lake CLO, Ser 2017-1A, Cl DR 12.826%, TSFR3M + 7.512% 10/15/29 (A)(B)	14,464,000	14,355,520
Cathedral Lake CLO, Ser 2021-1A, Cl A1R3 6.596%, , TSFR3M + 1.282% 10/15/29 (A)(B)	1,149,417	1,149,129
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB 01/15/26 (B)(C)(D)	42,982,000	8,811,310
Cathedral Lake V, Ser 2018-5A, Cl D 8.838%, TSFR3M + 3.512% 10/21/30 (A)(B)	1,000,000	968,001
Cathedral Lake V, Ser 2018-5A, Cl E 11.688%, TSFR3M + 6.362% 10/21/30 (A)(B)	9,000,000	8,323,272
Cathedral Lake V, Ser 2018-5A, Cl SUB 10/21/30 (B)(C)(D)	30,838,000	5,242,460
Cathedral Lake VII, Ser 2021-7RA, Cl E 13.348%, 01/15/32	4,000,000	3,900,872
CQS US CLO, Ser 2023-2A, Cl A2R 7.675%, TSFR3M + 2.350% 07/20/31 (A)(B)	2,200,000	2,206,822

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2024

Description	Par Value	Fair Value
CQS US CLO, Ser 2024-3A, Cl C 8.724%, TSFR3M + 3.400% 01/25/37 (A)(B)	$2,000,000	$2,006,898
Elevation CLO, Ser 2014-2A, Cl SUB 10/15/29 (B)(C)(D)	14,400,000	36,000
Elevation CLO, Ser 2017-2A, Cl ER 11.940%, TSFR3M + 6.612% 10/15/29 (A)(B)	7,500,000	6,920,393
Elevation CLO, Ser 2017-2A, Cl FR 14.230%, TSFR3M + 8.902% 10/15/29 (A)(B)	8,550,000	4,648,387
Elevation CLO, Ser 2018-10A 7.479%, 10/20/31	4,350,000	4,345,902
Elevation CLO, Ser 2018-10A, Cl E 11.876%, TSFR3M + 6.552% 10/20/31 (A)(B)	14,000,000	12,250,546
Elevation CLO, Ser 2018-10A, Cl SUB 10/20/31 (B)(C)(D)	40,850,000	7,609,456
Elevation CLO, Ser 2018-8A, Cl F 13.445%, TSFR3M + 8.122% 10/25/30 (A)(B)	6,650,000	4,478,689
Elevation CLO, Ser 2021-12A, Cl E 12.856%, TSFR3M + 7.532% 04/20/32 (A)(B)	2,000,000	1,893,888
Elevation CLO, Ser 2021-8A, Cl A1R2 6.535%, TSFR3M + 1.212% 10/25/30 (A)(B)	968,207	968,021
Elevation CLO, Ser 2023-17A, Cl C 8.825%, TSFR3M + 3.500% 10/20/36 (A)(B)	2,250,000	2,250,558
First Eagle Berkeley Fund CLO, Ser 2016-1A, Cl SUB 10/25/28 (B)(C)(D)	32,718,000	7,476,063
Great Lakes CLO, Ser 2015-1A, Cl SUB 01/16/30 (B)(C)(D)	24,580,042	11,515,750
Great Lakes CLO, Ser 2017-1A, Cl ER 13.156%, TSFR3M + 7.762% 10/15/29 (A)(B)	10,378,000	10,056,023
Great Lakes CLO, Ser 2018-1A, Cl ER 12.936%, TSFR3M + 7.622% 01/16/30 (A)(B)	17,689,000	17,027,042
Great Lakes CLO, Ser 2018-1A, Cl FR 15.576%, TSFR3M + 10.262% 01/16/30 (A)(B)	6,517,000	5,659,206
Halcyon Loan Advisors Funding, Ser 2018-2A, Cl D 12.479%, 01/22/31	15,700,000	15,129,980
Ivy Hill Middle Market Credit Fund VII, Cl ERR 13.999%, 10/20/33	19,500,000	19,203,698
Ivy Hill Middle Market Credit Fund XII 13.749%, 07/20/29	30,000,000	29,521,080
IVY Hill Middle Market Credit Fund XII, Ser 2021-12A, Cl BR 8.486%, TSFR3M + 3.162% 07/20/33 (A)(B)	3,900,000	3,827,312
JFIN CLO, Ser 2017-1A, Cl E 11.935%, TSFR3M + 6.612% 04/24/29 (A)(B)	10,500,000	10,168,820
Lake Shore CLO, Ser 2019-1A, Cl ER 14.546%, 04/15/33	14,550,000	14,330,630
LCM 31 CLO, Ser 2020-31A, Cl INC 01/20/32 (C)(D)	5,187,000	2,695,450
LCM 32 CLO, Ser 2021-32A, Cl INC 07/20/34 (B)(C)(D)	17,210,000	9,024,649
LCM 32 CLO, Ser 2021-33A, Cl SUB 07/20/34 (C)(D)	1,043,735	371,342
LCM 33 CLO, Ser 2021-33A, Cl INC 07/20/34 (C)(D)	21,240,000	13,142,654
LCM 41, Ser 2024-41A, Cl C 7.989%, TSFR3M + 2.700% 04/15/36 (A)(B)	10,000,000	10,000,000
LCM 41, Ser 2024-41A, Cl INC 04/15/36 (B)(C)(D)	5,000,000	4,075,500
Lockwood Grove CLO, Ser 2014-1A, Cl SUB 01/25/30 (B)(C)(D)	25,988,000	3,638,320
Lockwood Grove CLO, Ser 2018-1A, Cl ERR 11.436%, TSFR3M + 6.112% 01/25/30 (A)(B)	17,100,000	14,730,367
Marathon CLO VIII, Ser 2015-8A, Cl CR 9.090%, 10/18/31	1,962,500	1,809,511

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2024

Description	Par Value	Fair Value
Marathon CLO XI, Ser 2018-11A, Cl B 7.386%, TSFR3M + 2.062% 04/20/31 (A)(B)	$5,910,000	$5,715,094
Marathon CLO XIII, Ser 2024-1A, Cl BLR 7.984%, TSFR3M + 2.650% 04/15/32 (A)(B)	8,000,000	8,001,440
MCF CLO IX, Ser 2019-1A, Cl ER 13.542%, 04/17/36	2,000,000	1,980,000
MCF CLO VIII, Ser 2018-1A, Cl SUB 04/18/36 (B)(C)(D)	27,710,000	24,168,385
Mountain View CLO, Ser 2017-1A, Cl DR 9.711%, TSFR3M + 4.412% 10/12/30 (A)(B)	5,000,000	4,564,300
Mountain View CLO, Ser 2017-1A, Cl ER 13.261%, TSFR3M + 7.962% 10/12/30 (A)(B)	10,000,000	8,104,740
Navesink CLO 2, Ser 2024-2A, Cl D1 10.144%, TSFR3M + 4.850% 04/15/36 (A)(B)	6,000,000	6,004,098
Neuberger Berman CLO XV, Ser 2013-15A, Cl SUB 10/15/29 (B)(C)(D)	19,868,600	3,874,377
Neuberger Berman CLO XV, Ser 2017-15A, Cl FR 14.070%, TSFR3M + 8.742% 10/15/29 (A)(B)	5,100,000	4,176,099
Neuberger Berman CLO XVII, Ser 2014-17A, Cl SUB 04/22/29 (B)(C)(D)	5,900,000	1,357,000
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB 10/17/30 (B)(C)(D)	26,625,000	7,987,500
Neuberger Berman Loan Advisers CLO 24, Ser 2017-24A, Cl INC 04/19/30 (B)(C)(D)	15,000,000	5,850,000
Neuberger Berman Loan Advisers CLO 25, Ser 2017-25A, Cl INC 10/18/29 (B)(C)(D)	16,000,000	5,600,000
Neuberger Berman Loan Advisers CLO 26, Ser 2017-26A, Cl INC 10/18/30 (B)(C)(D)	13,600,000	6,188,000
Neuberger Berman Loan Advisers CLO 27, Ser 2018-27A, Cl INC 01/15/30 (B)(C)(D)	12,000,000	5,010,000
Neuberger Berman Loan Advisers CLO 27, Ser 2018-27A, Cl SUBN 0.072%, 01/15/30 (A)(B)(C)	295,867	77,665
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl 1ISR 10/19/31 (B)(C)(D)	92,000	51,566
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl 2ISR 10/19/31 (B)(C)(D)	331,457	188,268
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl INC 10/19/31 (B)(C)(D)	20,000,000	9,250,000
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl SPRI 0.110%, 10/19/31 (A)(B)(C)	800,000	520,000
Neuberger Berman Loan Advisers CLO 30, Ser 2019-30A, Cl INC 01/20/31 (B)(C)(D)	4,050,000	2,109,317
Neuberger Berman Loan Advisers CLO 32, Ser 2019-32A, Cl INC 01/19/32 (B)(C)(D)	18,300,000	10,376,100
Neuberger Berman Loan Advisers CLO 32, Ser 2019-32A, Cl SINC 0.051%, 01/19/32 (A)(B)(C)	1,325,406	850,579
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl INC 04/20/33 (B)(C)(D)	8,625,000	4,949,888
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl SPIN 0.114%, 04/20/33 (A)(B)(C)	111,146	67,121
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB 04/20/30 (B)(C)(D)	50,029,000	11,359,785
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl CN 9.166%, TSFR3M + 3.842% 04/20/30 (A)(B)	12,000,000	11,637,720
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN 12.966%, TSFR3M + 7.642% 04/20/30 (A)(B)	12,600,000	11,324,842
OCP CLO, Ser 2017-13A, Cl SUB 07/15/30 (B)(C)(D)	11,500,000	5,075,100
OCP CLO, Ser 2017-14A, Cl SUB 11/20/30 (B)(C)(D)	16,333,000	6,614,865
OCP CLO, Ser 2017-6A, Cl ER 13.639%, TSFR3M + 8.322% 10/17/30 (A)(B)	10,800,000	9,249,595

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2024

Description	Par Value	Fair Value
OCP CLO, Ser 2019-16A, Cl SUB 04/10/32 (B)(C)(D)	$9,000,000	$4,909,257
OCP CLO, Ser 2019-17A, Cl SUB 07/20/32 (B)(C)(D)	15,000,000	9,479,805
OCP CLO, Ser 2020-19A, Cl SUB 10/20/34 (B)(C)(D)	9,300,000	7,164,032
OCP CLO, Ser 2021-21A, Cl SUB 07/20/34 (C)(D)	20,597,000	13,324,199
OFSI BSL XI, Ser 2023-11A, Cl CR 8.827%, TSFR3M + 3.500% 10/18/35 (A)(B)	2,000,000	2,002,176
OSD CLO, Ser 2023-27A, Cl E 13.578%, TSFR3M + 8.250% 04/16/35 (A)(B)	2,000,000	1,992,248
Owl Rock Technology Financing, Ser 2023-1A, Cl A1R 8.379%, TSFR3M + 3.050% 10/15/35 (A)(B)	3,750,000	3,771,296
Sculptor CLO XXXI, Ser 2023-31A, Cl C1 9.075%, TSFR3M + 3.750% 07/20/35 (A)(B)	2,925,000	2,919,194
Sculptor CLO XXXII, Ser 2024-32A, Cl SUB 04/30/37 (B)(C)(D)	5,000,000	3,350,000
Shackleton CLO, Ser 2019-15A, Cl SUB 01/15/32 (B)(C)(D)	10,000,000	6,725,000
Shackleton CLO, Ser 2021-16A, Cl E 12.546%, TSFR3M + 7.222% 10/20/34 (A)(B)	13,600,000	13,396,000
Shackleton CLO, Ser 2021-16A, Cl SUB 10/20/34 (B)(C)(D)	25,230,000	15,453,375
Sycamore Tree CLO, Ser 2023-3A, Cl C 9.268%, TSFR3M + 3.950% 04/20/35 (A)(B)	2,000,000	1,995,206
Sycamore Tree CLO, Ser 2023-4A, Cl B 8.225%, TSFR3M + 2.900% 10/20/36 (A)(B)	2,200,000	2,236,980
TCW CLO, Ser 2017-1A, Cl SUB 10/29/34 (B)(C)(D)	36,999,000	19,239,480
TCW CLO, Ser 2018-1A, Cl D 8.495%, TSFR3M + 3.172% 04/25/31 (A)(B)	660,000	650,357
TCW CLO, Ser 2018-1A, Cl E 11.636%, 04/25/31	1,725,000	1,590,088
TCW CLO, Ser 2018-1A, Cl SUB 04/25/31 (B)(C)(D)	29,703,000	11,421,962
TCW CLO, Ser 2019-2A, Cl SUB 10/20/32 (B)(C)(D)	28,463,000	17,362,430
TCW CLO, Ser 2020-1A 12.329%, 04/20/34	9,600,000	8,908,656
TCW CLO, Ser 2020-1A, Cl SUB 04/20/34 (C)(D)	41,625,000	22,477,500
TCW CLO, Ser 2021-1A, Cl ERR 12.367%, TSFR3M + 7.042% 10/29/34 (A)(B)	7,950,000	7,423,686
TCW CLO, Ser 2021-2A, Cl INC 07/25/34 (B)(C)(D)	9,250,000	5,180,000
TCW CLO, Ser 2022-1A, Cl E 12.215%, TSFR3M + 6.890% 04/22/33 (A)(B)	8,000,000	7,576,152
TCW CLO, Ser 2022-2A, Cl ER 11.975%, TSFR3M + 6.650% 10/20/32 (A)(B)	8,250,000	7,893,732
Telos CLO, Ser 2018-5A, Cl ER 12.139%, TSFR3M + 6.822% 04/17/28 (A)(B)	25,943,061	12,730,156
Tikehau US CLO III, Ser 2024-2A, Cl C1R 8.525%, TSFR3M + 3.200% 01/20/36 (A)(B)	2,000,000	2,006,520
Valhalla CLO, Ser 2004-1A, Cl EIN 08/01/20 (B)(C)(D)	6,500,000	650
Venture 28 CLO, Ser 2017-28AA, Cl SUB 10/20/34 (B)(C)(D)	38,760,000	15,697,800
Venture 35 CLO, Ser 2018-35A, Cl SUB 10/22/31 (B)(C)(D)	26,039,000	6,639,945
Venture 45 CLO, Ser 2022-45A, Cl E 13.025%, TSFR3M + 7.700% 07/20/35 (A)(B)	2,000,000	1,676,732

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2024

Description	Par Value	Fair Value
Venture 47 CLO, Ser 2023-47A, Cl C 9.075%, TSFR3M + 3.750% 04/20/36 (A)(B)	$2,000,000	$2,001,900
Venture 48 CLO, Ser 2023-48A, Cl B1 8.075%, TSFR3M + 2.750% 10/20/36 (A)(B)	2,500,000	2,515,780
Venture 48 CLO, Ser 2023-48A, Cl C1 9.125%, TSFR3M + 3.800% 10/20/36 (A)(B)	2,631,579	2,675,018
Venture CDO, Ser 2016-25A, Cl SUB 04/20/29 (B)(C)(D)	11,620,000	1,307,250
Venture XXVI CLO, Ser 2017-26A, Cl SUB 01/20/29 (B)(C)(D)	10,526,000	657,875
Venture XXVIII CLO, Ser 2017-28A, Cl SUB 07/20/30 (B)(C)(D)	21,122,000	2,957,080
Venture XXVIII CLO, Ser 2021-28A, Cl A1R 6.576%, TSFR3M + 1.252% 07/20/30 (A)(B)	4,694,657	4,695,868
Venture XXVIII CLO, Ser 2021-28A, Cl C2R 7.786%, TSFR3M + 2.462% 07/20/30 (A)(B)	3,500,000	3,461,469
Voya CLO, Ser 2015-3A, Cl SUB 10/20/31 (B)(C)(D)	56,700,000	9,520,554
Voya CLO, Ser 2018-3A, Cl ER 14.086%, TSFR3M + 8.762% 10/20/31 (A)(B)	18,400,000	13,242,130
Voya CLO, Ser 2019-1A, Cl SUB 04/15/31 (B)(C)(D)	4,300,000	1,505,000
Voya CLO, Ser 2019-2A, Cl DR 12.698%, TSFR3M + 7.372% 07/19/28 (A)(B)	1,000,000	940,431
Voya CLO, Ser 2020-2A 07/31/31 (C)(D)	33,260,000	25,440,740
Voya CLO, Ser 2021-2A 10/20/34 (C)(D)	25,350,000	15,712,589
Voya CLO, Ser 2021-3A, Cl SUB 01/20/35 (B)(C)(D)	31,600,000	20,078,008
Warwick Capital CLO 1, Ser 2023-1A, Cl B 8.125%, TSFR3M + 2.800% 10/20/36 (A)(B)	6,500,000	6,545,012
Warwick Capital CLO 1, Ser 2023-1A, Cl C 8.975%, TSFR3M + 3.650% 10/20/36 (A)(B)	1,600,000	1,607,339
Wind River CLO, Ser 2021-3A, Cl SUB 07/20/33 (C)(D)	30,312,000	18,187,200
Wind River CLO, Ser 2023-1A, Cl C1 8.824%, TSFR3M + 3.500% 04/25/36 (A)(B)	2,500,000	2,509,320
Wind River CLO, Ser 2023-1A, Cl D 11.654%, TSFR3M + 6.330% 04/25/36 (A)(B)	4,500,000	4,576,536
WISE CLO, Ser 2023-1A, Cl B1 8.325%, TSFR3M + 3.000% 10/20/36 (A)(B)	5,500,000	5,520,256
WISE CLO, Ser 2023-2A, Cl B1 8.361%, TSFR3M + 3.000% 01/15/37 (A)(B)	2,000,000	2,021,952
WISE CLO, Ser 2023-2A, Cl C 9.111%, TSFR3M + 3.750% 01/15/37 (A)(B)	7,000,000	7,064,925
Zais CLO 19, Ser 2023-1A, Cl C1 9.474%, TSFR3M + 4.150% 07/25/33 (A)(B)	2,500,000	2,501,500
Zais CLO 7, Ser 2017-2A, Cl C 8.040%, TSFR3M + 2.712% 04/15/30 (A)(B)	3,000,000	2,983,026
Zais CLO 8, Ser 2018-1A, Cl D 8.240%, TSFR3M + 2.912% 04/15/29 (A)(B)	4,440,000	4,414,177
Zais CLO 9, Ser 2018-2A, Cl C 7.936%, TSFR3M + 2.612% 07/20/31 (A)(B)	3,000,000	2,992,500

		1,462,308,552

IRELAND — 0.0%
ICE Global Credit CLO, Ser 2013-1A, Cl INC 04/20/24 (B)(C)(D)	12,500,000	1,250

JERSEY — 1.1%
Orion CLO, Ser 2023-2A, Cl A 7.157%, TSFR3M + 1.850% 01/25/37 (A)(B)	4,500,000	4,512,402

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2024

Description	Par Value	Fair Value
Saranac CLO I, Ser 2017-1A, Cl ER 13.286%, TSFR3M + 7.962% 07/26/29 (A)(B)	$18,000,000	$10,362,258
Saranac CLO VII, Ser 2017-2A, Cl ER 12.301%, TSFR3M + 6.982% 11/20/29 (A)(B)	7,750,000	3,027,716

		17,902,376

UNITED STATES — 12.9%
1988 CLO I, Ser 2022-1A, Cl D 11.224%, 10/15/37	2,000,000	2,017,462
Battery Park CLO II, Ser 2022-1A, Cl C 9.775%, TSFR3M + 4.450% 10/20/35 (A)(B)	500,000	499,782
Battery Park CLO II, Ser 2022-1A, Cl D 11.005%, TSFR3M + 5.680% 10/20/35 (A)(B)	500,000	501,718
Blackrock MT Hood CLO X, Ser 2023-1A, Cl C 9.975%, TSFR3M + 4.650% 04/20/35 (A)(B)	2,000,000	1,997,832
Cerberus Loan Funding XLII, Ser 2023-3A, Cl B 8.678%, TSFR3M + 3.350% 09/13/35 (A)(B)	2,400,000	2,409,031
Fortress Credit BSL XIX, Ser 2023-2A, Cl C1 9.169%, TSFR3M + 3.850% 07/24/36 (A)(B)	1,500,000	1,501,527
Fortress Credit BSL XV CLO, Ser 2022-2A, Cl C1 9.748%, 10/18/33	900,000	897,854
Fortress Credit BSL XV CLO, Ser 2022-2A, Cl D 11.418%, 10/18/33	900,000	895,624
Fortress Credit Bsl XXI, Ser 2023-3A, Cl B1 8.519%, TSFR3M + 3.150% 01/23/37 (A)(B)	4,100,000	4,124,038
Fortress Credit Bsl XXI, Ser 2023-3A, Cl C 9.219%, TSFR3M + 3.850% 01/23/37 (A)(B)	2,000,000	2,012,344
Gallatin CLO X, Ser 2023-1A, Cl C1 9.179%, TSFR3M + 3.850% 10/14/35 (A)(B)	4,000,000	4,047,724
Gallatin CLO X, Ser 2023-1A, Cl D 10.739%, TSFR3M + 5.410% 10/14/35 (A)(B)	4,000,000	3,978,860
HLEND CLO, Ser 2023-1A, Cl A 7.925%, TSFR3M + 2.600% 10/22/35 (A)(B)	2,500,000	2,508,372
HPS Private Credit CLO, Ser 2023-1A, Cl A1 7.929%, TSFR3M + 2.600% 07/15/35 (A)(B)	2,500,000	2,507,268
HPS Private Credit CLO, Ser 2023-1A, Cl B1 9.029%, TSFR3M + 3.700% 07/15/35 (A)(B)	2,500,000	2,510,163
HPS Private Credit CLO, Ser 2023-1A, Cl C 9.679%, TSFR3M + 4.350% 07/15/35 (A)(B)	2,500,000	2,499,508
Ivy Hill IV Warehouse Note (C)(D)(E)	85,000,000	71,825,000
Ivy Hill Middle Market Credit Fund, Ser 2013-7A, Cl SUB 10/20/33 (B)(C)(D)	19,066,500	10,295,910
Ivy Hill Middle Market Credit Fund IX, Ser 2022-9A, Cl ERR 13.546%, TSFR3M + 8.220% 04/23/34 (A)(B)	5,000,000	4,862,855
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB 07/20/33 (B)(C)(D)	11,695,868	8,687,387
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB 04/18/30 (B)(C)(D)	1,667,000	50,010
Ivy Hill Middle Market Credit Fund XVIII 13.329%, 04/22/33	5,000,000	4,786,565
Ivy Hill Middle Market Credit Fund XXII, Ser 2024-22A, Cl SUB 04/20/36 (B)(C)(D)	7,000,000	7,000,000
Longfellow Place CLO, Ser 2017-1A, Cl ERR 13.290%, TSFR3M + 7.962% 04/15/29 (A)(B)	5,579,972	5,538,591
Longfellow Place CLO, Ser 2017-1A, Cl FRR 14.090%, TSFR3M + 8.762% 04/15/29 (A)(B)	8,621,836	1,062,564
Neuberger Berman Loan Advisors CLO 39, Ser 2020-39A, Cl SUB 01/20/32 (C)(D)	15,147,628	9,219,914
Neuberger Berman Loan Advisors CLO 41, Ser 2021-41A, Cl SUB 04/15/34 (C)(D)	8,865,375	5,605,215
Neuberger Berman Loan Advisors CLO 43, Ser 2021-43, Cl SUB 07/17/35 (C)(D)	13,119,000	9,431,400

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2024

Description	Par Value/sHARES	Fair Value
Ocean Trails CLO 8, Ser 2021-8A, Cl ER 13.040%, TSFR3M + 7.712% 07/15/34 (A)(B)	$3,500,000	$3,335,805
Ocean Trails CLO IX, Ser 2021-9A, Cl DR 9.326%, TSFR3M + 4.012% 10/15/34 (A)(B)	1,250,000	1,221,706
Ocean Trails CLO IX, Ser 2021-9A, Cl ER 13.040%, TSFR3M + 7.712% 10/15/34 (A)(B)	10,000,000	9,523,980
Ocean Trails CLO X, Ser 2021-10A, Cl DR 9.310%, TSFR3M + 3.982% 10/15/34 (A)(B)	1,770,000	1,718,031
Rad CLO 15, Ser 2021-15A, Cl SUB 01/20/34 (B)(C)(D)	14,200,000	9,372,000
Rad CLO 18, Ser 2023-18A, Cl E 13.809%, TSFR3M + 8.480% 04/15/36 (A)(B)	4,000,000	3,995,004
Rad CLO 18, Ser 2023-18A, Cl SUB 04/15/36 (B)(C)(D)	17,468,500	13,871,823

		216,312,867

Total Asset-Backed Securities (Cost $1,106,595,481)		1,698,028,591

CASH EQUIVALENT (F) (G) — 4.1%
UNITED STATES — 4.1%
SEI Daily Income Trust Government Fund, Cl Institutional, 5.130%	68,149,079	68,149,079

Total Cash Equivalent (Cost $68,149,079)		68,149,079

Total Investments — 105.5% (Cost $1,174,744,560)		$1,766,177,670

Percentages based on Limited Partners’ Capital of $1,674,878,120.

Transactions with affiliated funds during the period ended March 31, 2024 are as follows:

	Value of Shares Held as of 12/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Value of Shares Held as of 3/31/2024	Dividend Income
SEI Daily Income Trust Government Fund, Institutional Class	$15,534,246	$159,423,538	($106,808,705)	$—	$68,149,079	$693,037

CDO — Collateralized Debt Obligation
Cl — Class
CLO — Collateralized Loan Obligation
ICE — Intercontinental Exchange
Ser — Series

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2024

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended. At March 31, 2024, the market value of Rule 144A positions amounted to $1,218,634,149 or 72.8% of Limited Partners’ Capital.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Represents equity/residual investments for which estimated effective yields are applied.
(E)	Securities fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of March 31, 2024 was $71,825,000 and represents 4.3% of Limited Partners’ Capital.
(F)	Rate shown is the 7-day effective yield as of March 31, 2024.
(G)	Investment in affiliated security.

Various inputs are used in determining the fair value of investments. For more information on valuation inputs and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.